UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Ironbound Capital Management LP
Address: 902 Carnegie Center
         Suite 300
         Princeton, NJ 08540

13F File Number:    28-11572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Brian A. Sattinger
Title:  Chief Financial Officer
Phone:  609-951-5005

Signature, Place, and Date of Signing:
Brian A. Sattinger  Princeton, New Jersey   November 14, 2011

Report Type (Check only one.):
    [X]        13F HOLDINGS REPORT.
    [ ]        13F NOTICE.
    [ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 0
Form 13F Information Table Value Total: $0

List of Other Included Managers:

FORM 13F INFORMATION TABLE
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER            VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS       SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------